                                               WEITZ SERIES FUND, INC.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
  Lorraine Chang
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
  Wallace R. Weitz & Company

DISTRIBUTOR
  Weitz Securities, Inc.

CUSTODIAN
  Wells Fargo Bank Minnesota, National Association

TRANSFER AGENT AND DIVIDEND PAYING AGENT
  Wallace R. Weitz & Company

SUB-TRANSFER AGENT
  National Financial Data Services, Inc.

This report has been prepared for the information of shareholders of Weitz Series Fund, Inc. -- Value Fund. For more detailed information about the Fund, its investment objectives, management, fees and expenses, please see a current prospectus. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

8/02/2000

514360

                                   VALUE FUND

                                   QUARTERLY

                                     REPORT

                               JUNE 30, 2000

                        ONE PACIFIC PLACE, SUITE 600
                           1125 SOUTH 103 STREET
                         OMAHA, NEBRASKA 68124-6008

                                402-391-1980
                                800-232-4161
                              402-391-2125 FAX

                               www.weitzfunds.com

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                          PERFORMANCE SINCE INCEPTION

A long-term perspective on the Value Fund's performance is shown below. The table below shows how an investment of $25,000 in the Value Fund at its inception would have grown over the years (after deducting all fees and expenses and assuming reinvestment of all dividends). The table also sets forth average annual total return data for the Value Fund for the one, five and ten year periods ended June 30, 2000, calculated in accordance with SEC standardized formulas.

               VALUE OF      VALUE OF       VALUE OF
               INITIAL      CUMULATIVE     CUMULATIVE    TOTAL        ANNUAL
               $25,000     CAPITAL GAIN    REINVESTED   VALUE OF     RATE OF
PERIOD ENDED  INVESTMENT   DISTRIBUTIONS   DIVIDENDS     SHARES       RETURN
------------  ----------   -------------   ---------     ------       ------

May 9, 1986    $25,000         $    --      $    --     $ 25,000            --%
Dec. 31,
  1986          25,863              --           --       25,863           3.5+
Dec. 31,
  1987          24,253             264        1,205       25,722          -0.5
Dec. 31,
  1988          27,430             299        2,223       29,952          16.5
Dec. 31,
  1989          30,763           2,103        3,701       36,567          22.1
Dec. 31,
  1990          28,040           2,112        4,500       34,652          -5.2
Dec. 31,
  1991          33,940           3,811        6,475       44,226          27.6
Dec. 31,
  1992          36,350           6,019        7,884       50,253          13.6
Dec. 31,
  1993          42,010           9,114        9,199       60,323          20.0
Dec. 31,
  1994          36,075          10,414        7,899       54,388          -9.8
Dec. 31,
  1995          45,955          17,447       11,855       75,257          38.4
Dec. 31,
  1996          51,478          24,054       13,792       89,324          18.7
Dec. 31,
  1997          62,878          42,824       18,398      124,100          38.9
Dec. 31,
  1998          72,675          65,163       22,181      160,019          28.9
Dec. 31,
  1999          82,700          83,540       27,328      193,568          21.0
June 30,
  2000          75,700          89,313       25,660      190,673          -1.5++

The fund's average annual total return for the one, five and ten year periods ending June 30, 2000, was 2.2%, 23.9% and 17.9%, respectively. These returns assume redemption at the end of each period and reinvestment of dividends.

Since inception, the total amount of capital gains distributions reinvested in shares was $68,054, and the total amount of income distributions reinvested was $13,591. This information represents past performance of the fund and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Additional information is available from the Weitz Funds at the address listed on the front cover.

+Return is for the period 5/9/86 through 12/31/86
++Return is for the period 1/1/00 through 6/30/00

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                        JUNE 30, 2000 - QUARTERLY REPORT

                                                                    July 9, 2000

Dear Fellow Shareholder:

      The 2nd quarter of 2000 was modestly positive for our fund. Our total return was +1.8%. This compares to DECLINES in the S&P 500 (-2.7%), the Dow (-4.0%), the NASDAQ (-13.2%), and the Russell 2000 (-3.8%). This modest recovery brings us to -1.5% for the 1st half of the year, while the picture for the other averages is mixed: S&P -0.4%; Dow -8.4%; NASDAQ -2.5%; and the Russell +3.0%.

      The table below shows longer-term performance comparisons between our fund and the S&P 500, a proxy for large capitalization stocks, the Russell 2000, representing small cap stocks, and our peer group of funds, as calculated by Lipper Analytical Services.

                                   1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                  --------         --------         --------         --------
VALUE FUND                          2.2%            22.4%            23.9%            17.9%
S&P 500 Index                       7.2             19.7             23.8             17.8
Russell 2000 Index                 14.3             10.6             14.3             13.6
Average Growth and Income Fund      2.1             12.8             17.9             14.4

      During the 2nd quarter of 2000, technology stocks suffered their first serious correction in years. Investors, day traders, venture capitalists, and underwriters of hot new issues (IPO's) began to have doubts about the future profitability of Internet-related and other technology companies. Optimism and rationalization gave way to fear and loathing, and many of the market's trading sessions had the feel of a demolition derby.

      In the face of this volatile market, our fund remained mostly above the fray. We have spent the last year selling cable and telecom stocks that had caught a touch of "dot-com" fever and buying interest rate sensitive stocks (banks, thrifts, real estate, and mortgage companies) that were being dumped in response to the Federal Reserve's raising of interest rates. Our relatively defensive portfolio was somewhat insulated from the market correction, and was probably helped slightly by investors seeking safe hiding places.

MAY SHAREHOLDER MEETING--THE BIG QUESTIONS

      On May 24, over 400 shareholders gathered for our Shareholder Information Meeting. There were nearly 100 questions submitted before or during the meeting, but the vast majority seemed to cluster in a few areas:

1. TECHNOLOGY STOCKS--Do we, or will we invest in tech stocks? Is the tech boom over?

2. VALUE STOCKS--Where are we finding "value" in the face of a technology dominated market and an unfriendly Federal Reserve?

3.  THE FUTURE--Of the Economy? Of the Stock Market? Of our portfolio?

      I suspect that these are questions of interest to most shareholders, so I will try to summarize the answers that Rick, Tom and I gave at the meeting.

INVESTING IN TECHNOLOGY COMPANIES

      All of our companies USE technology to improve their own products and services and to lower their costs, but we tend to avoid the MANUFACTURERS of high technology products. In a highly competitive, rapidly changing industry, today's leader may be tomorrow's loser, and we find it very hard to predict which companies have truly sustainable competitive advantages. Even if we develop some conviction about a terrific company, other investors are invariably willing to pay higher prices than we are, based on the EXPECTATION of future profits, so we are usually priced out of the market. As Warren Buffett says, "You pay a very high price for a cheery consensus." We are willing to miss out on some great stocks if our discipline can help us avoid big losses when an investment fad faces its inevitable "emperor's new clothes" moment. (We have been through this before with other "hot" groups of stocks--such as the "Nifty Fifty" growth stocks of the early 1970s, energy stocks in the late 1970s, and branded consumer products in the late 1980s.)

      We prefer companies that can USE new technology to improve the way they run their own (more prosaic) businesses. Cellular telephone companies have attracted far more subscribers, who use many more minutes of service, because Nokia, Motorola, and others have competed fiercely to develop cheaper and better cellular phones. Cable television companies were able to play Scientific Atlanta off against General Instrument to spur development of digital technology at affordable prices so that cable operators could offer more channels and earn higher profits. Banks and insurance companies' cost savings through computerization have undoubtedly exceeded aggregate profits of computer manufacturers over the years.

      In short, we do not deny the upside potential of technology stock investing, but we usually find that we can improve our odds of long-term success by focusing in other areas.

VALUE INVESTING IN TODAY'S MARKET

      Stocks generally sell at "bargain" prices only if investors disagree about their desirability as investments. Sometimes they have understandable concerns about the seriousness of real business problems. These stocks may, or may not, deserve to be "cheap." However, in other cases, the difference is merely one of investment "time horizon." I have actually heard sophisticated investment professionals make comments such as, "The stock is very cheap and will go up a lot, but don't buy it yet because there is no `catalyst' to make it move up right away." Or, "I would rather pay a higher price later when I know that it has started to move." We have always been willing to be early in buying a stock as long as the odds are good that we will earn high returns during our (hopefully long) holding period.

      This brings us to interest rates, interest-sensitive stocks, and the Federal Reserve. One of the more deeply entrenched Wall St. maxims is "Don't Fight the Fed." Investors have "learned" to sell financial services companies and other "interest rate sensitive" stocks at the first sign of Fed tightening and to avoid them until rates stop going up.

      There are several problems with this approach. Some of these supposedly "interest-sensitive" companies are NOT hurt by higher rates (some are even helped). Many other financial companies whose earnings ARE depressed by higher rates incur no lasting damage and the long-term returns on their stocks are unaffected by short-term moves in rates. Waiting for a change in Fed policy is usually futile, because the timing of their moves is unpredictable. Then, the market reaction to a perceived policy reversal is usually so rapid, that those who have waited are unable to buy meaningful positions before the stocks have moved substantially higher.

      The cost of being early in making an otherwise good investment is looking foolish for a while. We are willing to go through protracted periods (like all of 1994) with (figurative) egg on our faces in pursuit of better than average long-term results. At any rate, for better or worse, we have (again) been finding great "values" among financial services and real estate companies ever since the Fed started raising rates a year ago. My last several quarterly letters have cited chapter and verse on many of these stocks, and the letters are available on our web site.

THE FUTURE

      We are very skeptical about predicting economic or stock market events and trends, and we try never to make investments that depend on accurate predictions. However, we do have some working assumptions about the next several years:

1. The American economy has not had a recession in 10 years, and we assume we will eventually have one. We have no idea when, or how severe it will be. A moderate recession should not be a threat to the long-term performance of most of our companies, but we are becoming more wary of credit risk and of debt levels in economically sensitive businesses.

2. Stocks in the S&P 500 have risen at over 15% per year over the past 26 years. This is faster than the growth in the values of the underlying businesses. If prices are to be brought in line with business values, stock market returns will have to be substantially lower than 15% for many years. Warren Buffett has suggested (FORTUNE, 11/99) that a plausible rate of S&P 500 total returns over the next 17 years might be 6% per year.

3. In a less ebullient market environment, speculation may lose some of its appeal and portfolio indexing may be less popular. This might make individual stock selection more important and active portfolio managers more valuable to their clients.

      This has been an odd 6-month period. Our portfolio has seemed strangely disconnected from the general market (which has not been a bad thing). I really don't know where we go from here, but as usual, I would encourage shareholders not to be too concerned with near-term market movements. I believe that our companies are worth more than their stock prices indicate and I feel good about the prospects for reasonable long-term returns.

                                                       Sincerely,

                                                       /s/ WALLACE R. WEITZ

                                                       Wallace R. Weitz
                                                       President, Portfolio
                                                       Manager

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

   SHARES
  OR UNITS                                                                           COST               VALUE
  ---------                                                                     --------------      --------------
             COMMON STOCKS -- 85.9%
             AUTO SERVICES -- 0.5%
    645,100  Insurance Auto Auctions, Inc.*                                     $    7,525,098      $   13,627,737
                                                                                --------------      --------------

             BANKING -- 18.8%
    415,500  Astoria Financial Corp.                                                12,646,868          10,699,125
  2,104,420  Commercial Federal Corp.                                               45,264,747          32,750,036
     67,500  First Federal Bankshares, Inc.                                            672,813             531,562
     78,000  First Place Financial Corp.                                               838,500             838,500
  5,879,900  Golden State Bancorp, Inc.*                                           110,159,134         105,838,200
  4,482,500  Greenpoint Financial Corp.                                            111,688,488          84,046,875
    343,300  Local Financial Corp.*                                                  3,191,222           2,864,409
  5,581,500  North Fork Bancorporation, Inc.                                        98,291,111          84,420,188
    244,000  Port Financial Corp.*                                                   2,687,610           3,385,500
     50,000  Troy Financial Corp.*                                                     491,875             493,750
  1,764,200  U.S. Bancorp                                                           41,543,851          33,960,850
    343,000  Virginia Capital Bancshares, Inc.                                       4,379,094           5,230,750
  3,926,602  Washington Mutual, Inc.                                               118,135,971         113,380,633
                                                                                --------------      --------------
                                                                                   549,991,284         478,440,378
                                                                                --------------      --------------

             CABLE TELEVISION -- 4.3%
  2,289,633  Adelphia Communications Corp. CL A*                                    72,004,967         107,326,547
    125,000  Insight Communications Co.*                                             1,757,917           1,953,125
                                                                                --------------      --------------
                                                                                    73,762,884         109,279,672
                                                                                --------------      --------------

             CONSUMER PRODUCTS AND SERVICES -- 1.7%
    633,400  American Classic Voyages Co.*                                          10,522,188          13,063,875
      4,875  Lady Baltimore Foods, Inc. CL A                                           227,781             241,313
  1,013,000  Premier Parks, Inc.*                                                   25,497,480          23,045,750
  2,744,000  Protection One, Inc.*                                                  14,948,651           6,002,500
                                                                                --------------      --------------
                                                                                    51,196,100          42,353,438
                                                                                --------------      --------------

             FEDERAL AGENCIES -- 3.4%
  2,312,900  SLM Holding Corp.                                                      81,273,012          86,589,194
                                                                                --------------      --------------

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                           COST               VALUE
  ---------                                                                     --------------      --------------
             FINANCIAL SERVICES -- 11.3%
  1,357,300  Allied Capital Corp.                                               $   23,911,458      $   23,074,100
    338,600  American Capital Strategies, Ltd.                                       5,756,200           8,084,075
        585  Berkshire Hathaway, Inc. CL A*                                         25,010,024          31,473,000
     66,917  Berkshire Hathaway, Inc. CL B*                                        129,904,212         117,773,920
  2,835,500  Imperial Credit Industries, Inc.*                                      37,083,542          12,050,875
  1,541,850  The PMI Group, Inc.                                                    44,124,709          73,237,875
    949,000  United Asset Management Corp.                                          17,945,001          22,182,875
    300,000  United Panam Financial Corp.*                                           2,019,813             309,375
                                                                                --------------      --------------
                                                                                   285,754,959         288,186,095
                                                                                --------------      --------------

             HEALTH CARE -- 0.2%
    644,350  LabOne, Inc.                                                            8,795,635           3,624,469
     40,900  Lincare Holdings, Inc.*                                                 1,012,280           1,007,163
                                                                                --------------      --------------
                                                                                     9,807,915           4,631,632
                                                                                --------------      --------------

             INFORMATION AND DATA PROCESSING -- 0.0%
    180,000  Intelligent Systems Corp.*                                                380,869             765,000
                                                                                --------------      --------------

             LODGING AND GAMING -- 7.2%
  2,493,100  Extended Stay America, Inc.*                                           16,998,332          23,061,175
    546,000  Harrah's Entertainment, Inc.*                                           7,985,042          11,431,875
  8,382,900  Hilton Hotels Corp.                                                    81,793,897          78,589,687
    784,500  Mandalay Resort Group*                                                 11,209,694          15,690,000
  4,491,500  Park Place Entertainment Corp.*                                        30,454,203          54,740,156
                                                                                --------------      --------------
                                                                                   148,441,168         183,512,893
                                                                                --------------      --------------

             MEDIA AND ENTERTAINMENT -- 6.6%
  3,658,200  AT&T Corp. -- Liberty Media Group A*                                   25,639,567          88,711,350
    227,908  Chris-Craft Industries, Inc.*                                           9,212,917          15,056,172
     58,700  Daily Journal Corp.*                                                    1,306,716           1,716,975
     39,700  Gabelli Global Multimedia Trust, Inc.                                     270,357             545,875
  1,641,300  Valassis Communications, Inc.*                                         36,167,476          62,574,562
                                                                                --------------      --------------
                                                                                    72,597,033         168,604,934
                                                                                --------------      --------------

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                           COST               VALUE
  ---------                                                                     --------------      --------------
             MORTGAGE BANKING -- 5.4%
  4,357,700  Countrywide Credit Industries, Inc.                                $  143,597,170      $  132,092,781
     18,000  New Century Financial Corp.*                                              155,250             156,938
  1,380,400  Resource Bancshares Mtg. Grp., Inc.                                    18,271,246           5,780,425
                                                                                --------------      --------------
                                                                                   162,023,666         138,030,144
                                                                                --------------      --------------

             PRINTING SERVICES -- 1.2%
  3,483,000  Mail-Well, Inc.*                                                       38,364,390          30,040,875
                                                                                --------------      --------------

             REAL ESTATE AND CONSTRUCTION -- 2.8%
  3,615,100  Catellus Development Corp.*                                            46,508,516          54,226,500
    545,600  Forest City Enterprises, Inc. CL A                                     11,075,278          18,209,400
                                                                                --------------      --------------
                                                                                    57,583,794          72,435,900
                                                                                --------------      --------------

             REAL ESTATE INVESTMENT TRUSTS -- 8.0%
  1,571,500  Capital Automotive REIT                                                20,768,123          22,197,437
    416,000  Dynex Capital, Inc.*                                                   11,646,215             650,000
  1,337,980  Fortress Investment Corp.                                              24,369,219          20,069,700
    301,300  Hanover Capital Mortgage Holdings, Inc.                                 3,265,468           1,355,850
     62,805  Healthcare Financial Partners Units**                                   6,264,799           6,280,500
  13,991,700 Host Marriott Corp.                                                   126,313,713         131,172,187
    465,000  IMPAC Mortgage Holdings, Inc.                                           6,507,830           2,005,313
    475,000  NovaStar Financial, Inc.*                                               7,282,611           1,810,938
  1,242,717  Redwood Trust, Inc.                                                    28,894,319          17,398,038
                                                                                --------------      --------------
                                                                                   235,312,297         202,939,963
                                                                                --------------      --------------

             RESTAURANTS -- 0.3%
    476,400  CBRL Group, Inc.                                                        7,274,406           6,997,125
                                                                                --------------      --------------

             RETAIL DISCOUNT -- 1.3%
  2,859,000  Consolidated Stores Corp.*                                             41,568,185          34,308,000
                                                                                --------------      --------------

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                           COST               VALUE
  ---------                                                                     --------------      --------------
             SATELLITE SERVICES -- 0.6%
  1,317,300  Orbital Sciences Corp.*                                            $   17,920,702      $   16,054,594
                                                                                --------------      --------------

             TELECOMMUNICATIONS -- 10.1%
    922,500  Centennial Communications Corp.*                                        3,636,430          12,684,375
  6,709,600  Citizens Communications Co.*                                           68,174,346         115,740,600
    456,600  Corecomm, Ltd.*                                                         1,442,028           8,903,700
  1,184,300  Telephone and Data Systems, Inc.                                       48,693,177         118,726,075
     38,100  United States Cellular Corp.*                                           1,794,528           2,400,300
                                                                                --------------      --------------
                                                                                   123,740,509         258,455,050
                                                                                --------------      --------------

             UTILITIES -- 2.2%
     24,100  Empire District Electric Co.                                              615,996             531,706
  3,558,600  Western Resources, Inc.                                                81,791,414          55,158,300
                                                                                --------------      --------------
                                                                                    82,407,410          55,690,006
                                                                                --------------      --------------
                     Total Common Stocks                                         2,046,925,681       2,190,942,630
                                                                                --------------      --------------

             WARRANTS -- 0.0%
    338,100  Hanover Capital Mtg. Holdings, Inc., Expiring 9/15/00*                     42,263               1,321
    350,000  NovaStar Financial, Inc., Expiring 2/03/01*                               175,000                 350
                                                                                --------------      --------------
                     Total Warrants                                                    217,263               1,671
                                                                                --------------      --------------

             RIGHTS -- 0.0 %
     39,700  Gabelli Global Multimedia Trust, Inc., Expiring 7/19/00*                        0               8,064
                                                                                --------------      --------------

             CONVERTIBLE PREFERRED STOCKS -- 0.4%
  2,100,000  NovaStar Financial, Inc. 7% Pfd. Class B Cumulative*                   13,911,099          11,298,000
                                                                                --------------      --------------

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   SHARES
  OR UNITS                                                                           COST               VALUE
  ---------                                                                     --------------      --------------
             NON-CONVERTIBLE PREFERRED STOCKS -- 0.1%
     15,000  Crown American Realty Trust 11.0% Pfd. Series A                    $      667,500      $      566,250
     30,000  Prime Retail, Inc. 10.5% Pfd. Series A                                    645,000             276,563
     34,000  RB Asset, Inc. 15.0% Pfd. Series A                                        845,750             510,000
                                                                                --------------      --------------
                     Total Non-Convertible Preferred Stocks                          2,158,250           1,352,813
                                                                                --------------      --------------

    FACE
   AMOUNT
  ---------
             CORPORATE BONDS -- 0.3%
  $4,500,000 USA Networks, Inc. 7.0% 7/01/03                                         4,434,810           4,381,875
    750,000  Local Financial Corp. 11.0% 9/08/04                                       750,000             755,625
  2,000,000  Harcourt General 6.5% 5/15/11                                           1,946,183           1,810,000
                                                                                --------------      --------------
                     Total Corporate Bonds                                           7,130,993           6,947,500
                                                                                --------------      --------------

             U.S. GOVERNMENT AND AGENCY SECURITIES -- 3.6%
  4,750,000  Fannie Mae 6.625% 7/12/00                                               4,750,203           4,749,734
  13,000,000 Federal Home Loan Bank 5.5% 7/14/00                                    12,999,429          12,994,787
  40,000,000 Freddie Mac 5.0% 2/15/01                                               39,789,843          39,568,760
  25,000,000 Fannie Mae 5.88% 3/25/04                                               24,772,950          24,011,925
  3,000,000  Federal Home Loan Bank 6.04% 9/08/05                                    3,000,000           2,851,236
  1,000,000  Federal Home Loan Bank 6.44% 11/28/05                                   1,000,886             974,337
  6,000,000  Fannie Mae 6.56% 11/26/07                                               6,000,000           5,707,380
                                                                                --------------      --------------
                     Total U.S. Government and Agency Securities                    92,313,311          90,858,159
                                                                                --------------      --------------

                     WEITZ SERIES FUND, INC. -- VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

    FACE
   AMOUNT                                                                            COST               VALUE
  ---------                                                                     --------------      --------------
             SHORT-TERM SECURITIES -- 9.4%
  $61,160,816 Wells Fargo Government Money Market Fund                          $   61,160,816      $   61,160,816
  25,000,000 Fannie Mae Discount Note 7/13/00                                       24,949,500          24,954,800
  25,000,000 Fannie Mae Discount Note 7/27/00                                       24,889,680          24,891,500
  3,000,000  U.S. Treasury Bill 8/24/00                                              2,974,412           2,976,081
  25,000,000 Fannie Mae Discount Note 9/07/00                                       24,695,417          24,704,825
  29,000,000 U.S. Treasury Bill 9/07/00                                             28,685,850          28,699,618
  50,000,000 Freddie Mac Discount Note 9/21/00                                      49,262,911          49,284,450
  24,000,000 U.S. Treasury Bill 10/19/00                                            23,578,333          23,588,160
                                                                                --------------      --------------
                     Total Short-Term Securities                                   240,196,919         240,260,250
                                                                                --------------      --------------
                     Total Investments in Securities                            $2,402,853,516       2,541,669,087
                                                                                ==============
             Other Assets Less Liabilities -- 0.3%                                                       6,764,314
                                                                                                    --------------
                     Total Net Assets -- 100%                                                       $2,548,433,401
                                                                                                    ==============
                     Net Asset Value Per Share                                                      $        30.28
                                                                                                    ==============

*Non-income producing
**Each unit, which is restricted as to sale, consists of five shares of common stock and one stock purchase warrant. The company distributed an additional warrant per unit to unitholders during 1998. The warrants currently have no value or cost assigned to them.

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